Organization and Principal Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

NOTE 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

Ritter Pharmaceuticals, Inc. (“Ritter” or the “Company”) is a Delaware corporation headquartered in Los Angeles, California. The Company was formed as a Nevada limited liability company in March 2004, under the name Ritter Natural Sciences, LLC, and converted into a Delaware corporation in September 2008.

Since its inception, Ritter Pharmaceuticals, Inc. has been focused on the development of innovative therapeutic products that modulate the gut microbiome to treat gastrointestinal diseases. The Company’s only product candidate, RP-G28, is an orally administered, high purity galacto-oligosaccharide for the treatment of lactose intolerance (“LI”), a condition that affects millions of people worldwide. RP-G28 is designed to selectively stimulate the growth of lactose-metabolizing bacteria in the colon, thereby effectively adapting the gut microbiome to assist in digesting lactose (the sugar found in milk) that reaches the large intestine. The Company completed enrollment in its Phase 3 clinical trial of RP-G28 known as “Liberatus” in March 2019 and last patient visit in July 2019. In September 2019, the Company announced that its Phase 3 clinical trial of RP-G28 for LI failed to demonstrate statistical significance in its pre-specified primary and secondary endpoints. While the Company is continuing to analyze the results of the trial to better understand the data and clinical outcomes to assess a path forward for RP-G28, no further development efforts of RP-G28 are currently ongoing.

In October 2019, the Company announced that it has engaged A.G.P./Alliance Global Partners (“A.G.P.”) as financial advisor to explore and evaluate potential strategic alternatives to enhance shareholder value, which may include an acquisition, merger, reverse merger, other business combination, sale of assets, licensing or other strategic transaction.

The Company operates in one business segment focused on the development and commercialization of therapeutic products that modulate the gut microbiome to treat gastrointestinal diseases. The Company is not organized by market and is managed and operated as one business. A single management team reports to the chief operating decision maker, the Chief Executive Officer. The Company does not currently operate any separate lines of business or separate business entities.

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Ritter Pharmaceuticals, Inc. (“Ritter” or the “Company”) is a Delaware corporation headquartered in Los Angeles, California. The Company was formed as a Nevada limited liability company in March 2004, under the name Ritter Natural Sciences, LLC, and converted into a Delaware corporation in September 2008.

Ritter Pharmaceuticals, Inc. develops novel therapeutic products that modulate the gut microbiome to treat digestive disorders and gastrointestinal diseases. The Company’s lead product candidate, RP-G28, is an orally administered, high purity galacto-oligosaccharide, currently in Phase 3 clinical development for the treatment of lactose intolerance (“LI”), a condition that affects millions of people worldwide. RP-G28 is designed to selectively stimulate the growth of lactose-metabolizing bacteria in the colon, thereby effectively adapting the gut microbiome to assist in digesting lactose (the sugar found in milk) that reaches the large intestine. RP-G28 has the potential to become the first drug approved by the Food and Drug Administration (“FDA”) for the treatment of LI. The Company is further exploring the functionality and discovering the therapeutic potential that gut microbiome changes may have on treating/preventing a variety of conditions including gastrointestinal diseases, cancer, metabolic, and liver diseases. The Company intends to expand its product pipeline and create added value in the future by evaluating RP-G28 in other indications, developing additional products based on its underlying, microbiome-modulating technology or in-licensing complementary products to treat these, or other, conditions.

The Company currently operates in one business segment focusing on the development and commercialization of RP-G28. The Company is not organized by market and is managed and operated as one business. A single management team reports to the chief operating decision maker, the Chief Executive Officer. The Company does not currently operate any separate lines of business or separate business entities.